Variable interest entities - Financial information (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Variable interest entities
Current assets	$ 605,334	$ 726,623
Current liabilities	491,079	316,240
Equity attributable to Curaleaf Holdings, Inc.	1,279,704	1,546,121
MEOT
Variable interest entities
Current assets	21,146	24,768
Non-current assets	32,932	31,526
Current liabilities	46,780	45,710
Non-current liabilities	3,952	4,161
Equity attributable to Curaleaf Holdings, Inc.	3,346	6,423
Remedy
Variable interest entities
Current assets	13,922	12,900
Non-current assets	5,762	7,113
Current liabilities	21,259	18,876
Non-current liabilities	735	1,277
Equity attributable to Curaleaf Holdings, Inc.	(2,310)	(140)
Other
Variable interest entities
Current assets	4,719	2,991
Non-current assets	9,233	10,402
Current liabilities	5,651	6,631
Non-current liabilities	6,094	4,239
Equity attributable to Curaleaf Holdings, Inc.	$ 2,207	$ 2,523